Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Apr. 09, 2022	Apr. 30, 2022	Apr. 26, 2022	Apr. 21, 2022	Apr. 18, 2022	Apr. 13, 2022
Subsequent Events (Details) [Line Items]
Increase gross proceeds		$ 2,000
Business combination description			the Company and Archimedes Tech SPAC Partners Co. (“ATSP”) completed a merger resulting in the reverse recapitalization of the Company (the “Business Combination”) and the issuance of common stock in the PIPE investment. Upon the Closing of the Business Combination, ATSP changed its name to SoundHound AI, Inc. Cash proceeds of the Business Combination were funded through a combination of $5,357 held in trust by ATSP (following satisfaction of redemptions by public stockholders), and $113,000 in aggregate gross proceeds from PIPE investors in exchange for 11,300,000 shares of SoundHound AI Class A common stock that closed substantially contemporaneously with the Closing of the Business Combination. The combined company incurred $25,293 of expenses related to the transaction. After giving effect to these transactions, SoundHound received $93,064 in net proceeds, which are intended to be used for general corporate purposes, including investments in sales, marketing and advancement of product development, but which may also be used to acquire other companies in the Voice AI industry.
Agreed to sell, common stock (in Shares)	200,000
Common stock, par value (in Dollars per share)	$ 0.0001
Purchase price, per share (in Dollars per share)	$ 10
Gross proceeds	$ 2,000,000
Advisory fee	$ 500,000
Exceed percentage	2.00%
Advisory fee amount	$ 500,000
Remaining payable	250,000
Installment payment amount	41,667
Loan amount				$ 167,955
Trust proceeds			$ 5,356,628
Purchase of aggregate shares (in Shares)			11,300,000
Total gross proceeds			$ 113,000,000
Wedbush [Member]
Subsequent Events (Details) [Line Items]
Advisory fee amount	$ 750,000
IB CAP [Member]
Subsequent Events (Details) [Line Items]
Advisory fee amount						$ 550,000
CF&CO [Member]
Subsequent Events (Details) [Line Items]
Advisory fee amount					$ 750,000
SoundHound [Member]
Subsequent Events (Details) [Line Items]
Purchase price, per share (in Dollars per share)			$ 10
Stock option outstanding			$ 2,000,000,000
Outstanding percentage			100.00%
Trust account			$ 127,679,500